UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [  ];  Amendment Number:
                                                 ----

  This Amendment (Check only one.)           [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management
             ----------------------------------------
Address:     1320 Old Chain Bridge Road Suite 230
             ----------------------------------------
             McLean, VA 22101
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Form 13F File Number:  28-10324
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bryan Jacoboski
           ----------------------------------------
Title:     President
           ----------------------------------------
Phone:     703-748-1176
           ----------------------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski              McLean, VA              February 10, 2004
----------------------             ------------             -----------------
     [Signature]                   [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:          ZERO
                                            -----------------

Form 13F Information Table Entry Total:     23
                                            -----------------

Form 13F Information Table Value Total:     206,196
                                            -----------------
                                            (thousands)



List of Other Included Managers:            NONE
                                            -----------------

Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
ANTHEM INC                  COM          03674B104   11,640    155,200 SH    SOLE         N/A         155,200     0       0

CADIZ                       COM          127537108       34      6,582 SH    SOLE         N/A           6,582     0       0

CONSECO CORP.               COM          208464883   12,077    554,000 SH    SOLE         N/A         554,000     0       0

CONSOLIDATED TOMOKA LD CO   COM          210226106    1,301     39,800 SH    SOLE         N/A          39,800     0       0

COUNTRYWIDE FINANCIAL       COM          222372104   18,846    248,464 SH    SOLE         N/A         248,464     0       0

DURATEK INC                 COM          26658Q102      519     39,770 SH    SOLE         N/A          39,770     0       0

FEDERAL HOME LN MTG CORP    COM          313400301   19,502    334,400 SH    SOLE         N/A         334,400     0       0

FEDERAL NATIONAL MTG        COM          313586109   19,508    259,900 SH    SOLE         N/A         259,900     0       0
ASSOCIATION

LAIDLAW INTERNATIONAL       COM          50730R102   19,435  1,405,300 SH    SOLE         N/A       1,405,300     0       0

LOEWS CORPORATION           COM          540424108   14,835    300,000 SH    SOLE         N/A         300,000     0       0

NVR INC                     COM          62944T105    1,948      4,180 SH    SOLE         N/A           4,180     0       0

NOVEL DENIM HOLDINGS        ORD          G6674P109      717    428,600 SH    SOLE         N/A         428,600     0       0

STUDENT LN CORP             COM          863902102   11,476     78,600 SH    SOLE         N/A          78,600     0       0

STANDARD COML CORP          COM          853258101   10,860    541,100 SH    SOLE         N/A         541,100     0       0

TRIARC COMPANIES A          CL A         895927101    4,668    394,900 SH    SOLE         N/A         394,900     0       0

TRIARC COMPANIES B          CL B         895927309   11,307  1,048,900 SH    SOLE         N/A       1,048,900     0       0

UNIVERSAL CORP VA           COM          913456109      353      8,000 SH    SOLE         N/A           8,000     0       0

UNUM PROVIDENT              COM          91529Y106   14,994    950,800 SH    SOLE         N/A         950,800     0       0

USI HOLDINGS CORP           COM          90333H101    2,734    209,500 SH    SOLE         N/A         209,500     0       0

VALUE LINE INC              COM          920437100      299      6,000 SH    SOLE         N/A           6,000     0       0

WASHINGTON GROUP            COM          938862208   11,360    334,400 SH    SOLE         N/A         334,400     0       0

WELLCHOICE                  COM          949475107    7,066    204,800 SH    SOLE         N/A         204,800     0       0

WELLPOINT                   COM          94973H108   10,717    110,500 SH    SOLE         N/A         110,500     0       0


                            TOTAL MARKET VALUE      206,196